Accrued Payroll and Welfare (Details) - Schedule of Accrued Payroll and Welfare	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Accrued Payroll and Welfare [Abstract]
Accrued paid time leave	$ 821,358		$ 662,837
Employees	7,014,988		7,754,233
Mandatory provident fund	392,618		380,771
Accrued payroll and welfare, Total	$ 8,228,964	$ 1,051,047	$ 8,797,841